Stockholders' Deficit (Details Narrative) - USD ($)		5 Months Ended
	Jul. 23, 2016	Dec. 31, 2016
Issuance of common stock for service, value		$ 2,000
Common stock, shares authorized		100,000,000
Preferred stock, shares authorized		20,000,000
Common stock, shares issued		20,000,000
Common stock, shares outstanding		20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Two Directors and Officers [Member]
Number of shares issued for services	20,000,000
Common stock, par value	$ 0.0001
Issuance of common stock for service, value	$ 2,000